Consolidated Statements Of Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Common Class A and Class B USD ($)	Dec. 31, 2014 Common Class A and Class B CNY	Dec. 31, 2013 Common Class A and Class B CNY	Dec. 31, 2012 Common Class A and Class B CNY	Dec. 31, 2014 Class A Ordinary Shares American Depositary Shares USD ($)	Dec. 31, 2014 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2013 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2012 Class A Ordinary Shares American Depositary Shares CNY
Revenues:
Online marketing services	$ 7,816,010	48,495,215	31,802,219	22,245,643
Others	89,789	557,103	141,705	60,383
Total revenues	7,905,799	49,052,318	31,943,924	22,306,026
Operating costs and expenses:
Cost of revenues	(3,043,781)	(18,885,450)	(11,471,839)	(6,448,545)
Selling, general and administrative	(1,673,298)	(10,382,142)	(5,173,533)	(2,501,336)
Research and development	(1,125,127)	(6,980,962)	(4,106,832)	(2,304,825)
Total operating costs and expenses	(5,842,206)	(36,248,554)	(20,752,204)	(11,254,706)
Operating profit	2,063,593	12,803,764	11,191,720	11,051,320
Other income:
Interest income	321,184	1,992,818	1,308,542	866,465
Interest expense	(101,307)	(628,571)	(447,084)	(107,857)
Foreign exchange (loss) income, net	12,214	75,780	(48,379)	(4,533)
Loss from equity method investments	(4,344)	(26,952)	(5,806)	(294,229)
Others, net	41,534	257,704	186,023	454,271
Total other income, net	269,281	1,670,779	993,296	914,117
Income before income taxes	2,332,874	14,474,543	12,185,016	11,965,437
Income taxes	(359,599)	(2,231,172)	(1,828,930)	(1,574,159)
Net income	1,973,275	12,243,371	10,356,086	10,391,278
Net loss attributable to noncontrolling interests	152,097	943,698	162,880	64,750
Net income attributable to Baidu, Inc.	2,125,372	13,187,069	10,518,966	10,456,028
Basic					$ 60.37	374.60	299.75	298.62	$ 6.04	37.46	29.98	29.86
Diluted					$ 60.14	373.15	299.32	298.29	$ 6.01	37.32	29.93	29.83
Weighted average number of Class A and Class B ordinary shares outstanding
Basic					35,062,466	35,062,466	34,986,228	34,939,838
Diluted					35,198,474	35,198,474	35,036,346	34,979,459
Other comprehensive income (loss):
Foreign currency translation adjustment	(71,835)	(445,710)	190,322	(6,100)
Unrealized gains (losses) on available-for-sale investments, net of reclassification	(23,420)	(145,310)	668,372	11,391
Other comprehensive income (loss), net of tax	(95,255)	(591,020)	858,694	5,291
Comprehensive income	1,878,020	11,652,351	11,214,780	10,396,569
Comprehensive loss attributable to noncontrolling interests	148,848	923,545	225,560	65,584
Comprehensive income attributable to Baidu, Inc.	$ 2,026,868	12,575,896	11,440,340	10,462,153